Pensions and other post-employment benefits - Summary of Post-Retirement Benefit Obligation Analysed by Membership Category (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Obligations ending balance	£ 13,117	£ 14,385	£ 14,500
Post-retirement benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	863	943	994
Active | Post-retirement benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	277	277	306
Retired | Post-retirement benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	586	666	688
Deferred | Post-retirement benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	£ 0	£ 0	£ 0